united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 4/30

Date of reporting period: 4/30/22

ITEM 1. REPORTS TO SHAREHOLDERS.

Anfield Diversified Alternatives ETF

DALT

April 30, 2022

Annual Report

Advised by:

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

RegentsParkFunds.com

1-866-866-4848

Distributed by Northern Lights Distributors, LLC

Member FINRA

May 2022

Annual Letter to Shareholders of the Anfield Capital Diversified Alternatives ETF (DALT)

General Update

The annual period ending April 30th, 2022 (“Fiscal Year” or “FY”), was negative for the Anfield Capital Diversified Alternatives ETF (“DALT” or “the Fund”) in terms of absolute total returns. During this FY, the Fund ended at $70.7MM in total assets under management. Fund performance was slightly below its MSCI All Country World Index (“MSCI ACWI”) benchmark while outperforming the Bloomberg Global Agg Bond Index. For the annual period ended April 30th, 2022, DALT fell (6.36%) on a total return basis, net of fees, while the MSCI ACWI fell (6.27%) and the Bloomberg Global Aggregate Bond Index fell (12.82%). A 50% / 50% blend of the MSCI AC World Index and the Bloomberg Global Aggregate Bond Index fell approximately (9.55%) over this same period.

Portfolio Update and Current Positioning

DALT exhibited moderate price volatility throughout the first half of the FY, with both NAV & price peaking at $10.93 in early November 2021. After peaking, the Fund trended downward, reaching a low of $9.34 in late February 2022. In the second half of March and into early April 2022, the Fund briefly returned to positive growth gaining 9.20%. Unfortunately, this was again followed by a downturn, resulting in the fund ending in a loss for the FY.

Given the current market environment, particularly as it relates to inflation levels, rising interest rates, and increased commodity costs, the portfolio management team added material overweights to sectors we believe will outperform during the current fiscal year ending April 30, 2023—these sectors included real estate, energy, and commodities. Since initiation, these positions have performed above initial expectations and we believe will continue to do so, as we believe inflation will remain high, interest rates will continue to move higher, and commodity costs will persist. In addition, the team also increased the yield component of the portfolio, primarily via a reduction in frontier technology positions, and continues to have a positive outlook on the business development company and private equity positions.

Principal Investment Strategy

DALT is an actively managed ETF and seeks to achieve its investment objective (growth and income) by investing primarily in alternative asset classes and securities that represent sectors, market segments or asset classes that do not represent the general investment universe. The Fund will implement this strategy primarily through investments in unaffiliated ETFs, closed-end funds, business development companies and real estate investment trusts. The market segments and alternative sectors represented in these securities will typically have a lower correlation to the general equity and fixed income markets and whose performance and volatility is affected by factors different from those that determine the general direction of the equity and fixed income markets.

Alternative sectors and asset class categories may include but are not limited to:

●	Frontier technology companies at the forefront of major technical innovations
●	Companies in frontier markets or involved in infrastructure development and resource exploitation
●	Traditional alternatives such as private equity, private debt, and hedge funds
●	Energy and commodity related securities
●	Long and short volatility strategies & multi-asset / market neutral

On behalf of the entire staff at Anfield Capital Management and Regents Park Funds, we thank you for your continued support.

David Young, CFA

CEO & Founder

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

6537-NLD-06092022

Anfield Diversified Alternatives ETF
PORTFOLIO REVIEW (Unaudited)
April 30, 2022
Average Annual Total Return through April 30, 2022*, as compared to its benchmarks:
			Since
	One Year	Three Year	Inception ****
Anfield Diversified Alternatives ETF - NAV	-5.90%	0.37%	1.91%
Anfield Diversified Alternatives ETF - Market Price	-5.41%	0.58%	2.00%
Bloomberg Global Aggregate Bond Index **	-12.63%	-1.09%	-0.30%
MSCI All Country World Equity Index ***	-5.44%	9.41%	8.63%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recapture from the fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved without exceeding the lower of the foregoing expense limits as well as any expense limitation that was in place at the time the waiver or reimbursement was made. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s total annual operating expenses after fee waiver and expense reimbursement including underlying fund fees is 2.22% and without waiver or reimbursement the gross expenses and fees including underlying fees is 2.22%, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. The expense limit in effect prior to its expiration on August 31, 2021 was 1.30%.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

** The Bloomberg Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

*** The MSCI All Country World Equity Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The index is maintained by Morgan Stanley Capital International (MSCI), and is comprised of stocks from both developed and emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

**** As of the close of business on the day of commencement of trading on September 28, 2017.

Anfield Diversified Alternatives ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

April 30, 2022

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of April 30, 2022:

Compositions	Percentage of Net Assets
Closed-End Funds
Fixed Income	9.6%
Equity	3.2%
Mixed Allocation	3.0%
Common Stocks
Infrastructure REIT	6.2%
Business Development Companies	4.0%
Asset Management	3.7%
Exchange-Traded Funds
Equity	54.2%
Fixed Income	5.3%
Commodity	4.1%
Alternative	3.0%
Other Assets In Excess of Liabilities	3.7%
100.0%

Please refer to the Schedule of Investments in this financial report for a detailed analysis of the Fund’s holdings.

ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

Shares		Fair Value
	CLOSED END FUNDS — 15.8%
	EQUITY - 3.2%
286,334	First Trust MLP and Energy Income Fund	$2,296,399

	FIXED INCOME - 9.6%
368,749	Oxford Lane Capital Corporation	2,522,243
107,058	PIMCO Corporate & Income Strategy Fund	1,583,388
114,401	Pimco Dynamic Income Fund	2,620,926
		6,726,557
	MIXED ALLOCATION - 3.0%
213,116	Delaware Investments Dividend and Income Fund	2,129,029

	TOTAL CLOSED END FUNDS (Cost $11,991,739)	11,151,985

	COMMON STOCKS — 13.9%
	ASSET MANAGEMENT - 3.7%
25,682	Blackstone, Inc.	2,608,521

	BUSINESS DEVELOPMENT COMPANIES - 4.0%
138,713	Ares Capital Corporation	2,811,713

	INFRASTRUCTURE REIT - 6.2%
9,406	American Tower Corporation, A	2,267,034
11,557	Crown Castle International Corporation	2,140,472
		4,407,506

	TOTAL COMMON STOCKS (Cost $7,565,541)	9,827,740

EXCHANGE-TRADED FUNDS — 66.6%
ALTERNATIVE - 3.0%
42,880	First Trust ETF III-First Trust Long/Short Equity ETF	2,137,864

See accompanying notes which are an integral part of these financial statements.

ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF

SCHEDULE OF INVESTMENTS (Continued)

April 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.6% (Continued)
	COMMODITY - 4.1%
114,040	Invesco DB Energy Fund(a)	$2,895,476

	EQUITY - 54.2%
23,128	First Trust Cloud Computing ETF	1,752,640
152,921	First Trust Natural Gas ETF	3,697,629
96,339	Global SuperDividend US ETF	1,953,755
44,223	Global X S&P 500 Covered Call ETF	2,061,234
5,824	Global X SuperDividend ETF	62,026
102,252	Global X Uranium ETF	2,371,224
47,177	Hoya Capital Housing ETF	1,728,546
98,743	Invesco Dynamic Energy Exploration & Production	2,747,029
87,372	Invesco KBW Premium Yield Equity REIT ETF	2,004,314
95,865	Invesco S&P 500 BuyWrite ETF	2,110,947
25,648	iShares Global Healthcare ETF	2,143,660
22,074	iShares MSCI USA Size Factor ETF	2,670,954
23,026	iShares Residential and Multisector Real Estate	2,082,011
73,847	NETLease Corporate Real Estate ETF	2,029,124
56,710	Nuveen Short-Term REIT ETF	2,144,205
42,870	Pacer Funds Trust-Pacer Benchmark Industrial Real	2,052,616
27,344	VanEck Rare Earth/Strategic Metals ETF	2,605,883
129,378	VanEck Vectors BDC Income ETF	2,169,669
		38,387,466

	FIXED INCOME - 5.3%
76,901	Janus Henderson Short Duration Income ETF	3,757,383

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,196,825)	47,178,189

	TOTAL INVESTMENTS - 96.3% (Cost $63,754,105)	$68,157,914
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%	2,629,709
	NET ASSETS - 100.0%	$70,787,623

See accompanying notes which are an integral part of these financial statements.

ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF

SCHEDULE OF INVESTMENTS (Continued)

April 30, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(b)	Value and Unrealized Depreciation
50	CBOE Volatility Index Future	Interactive Brokers	06/15/2022	$1,560,425	$(32,925)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)

The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

Anfield Capital Diversified Alternatives ETF

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022

ASSETS	$63,754,105
Investment securities:	$68,157,914
At cost	42,923
At fair value	2,645,356
Cash	69,877
Deposits at broker	886
Dividends receivable	70,916,956
Prepaid expenses and other assets
TOTAL ASSETS

LIABILITIES
Investment advisory fees payable	49,432
Unrealized depreciation on futures contracts	32,925
Payable to related parties	14,396
Accrued expenses and other liabilities	32,580
TOTAL LIABILITIES	129,333
NET ASSETS	$70,787,623

Net Assets Consist Of:
Paid in capital (a)	$78,142,967
Accumulated losses	(7,355,344)

NET ASSETS	$70,787,623

Net Asset Value Per Share:
Shares:
Net Assets	$70,787,623
Shares of beneficial interest outstanding (a)	7,425,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.53

(a) Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF

STATEMENT OF OPERATIONS

For the Year Ended April 30, 2022

INVESTMENT INCOME
Dividends	$1,995,807
Interest	39
TOTAL INVESTMENT INCOME	1,995,846

EXPENSES
Investment advisory fees	554,335
Administrative services fees	63,341
Custodian fees	24,376
Legal fees	23,891
Audit fees	21,250
Compliance officer fees	16,133
Trustees’ fees and expenses	14,715
Transfer agent fees	11,197
Printing and postage expenses	11,119
Insurance expense	9,125
Other expenses	7,742
TOTAL EXPENSES	757,224

NET INVESTMENT INCOME	1,238,622

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	1,811,029
Net realized gain from redemptions in-kind	165,230
Net realized gain from futures contracts	115,284
Net change in unrealized depreciation on investments	(7,645,281)
Net change in unrealized depreciation on futures contracts	(32,925)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,586,663)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,348,041)

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	April 30, 2022	April 30, 2021
FROM OPERATIONS
Net investment income	$1,238,622	$1,362,326
Net realized gain from investments and options purchased	1,811,029	1,753,570
Net realized gain from redemptions in-kind	165,230	5,925,722
Distributions of realized gains by underlying investment companies	-	10,612
Net realized gain (loss) from futures contracts	115,284	(512,731)
Net change in unrealized appreciation (depreciation) on investments and options purchased	(7,645,281)	12,832,582
Net change in unrealized depreciation on futures contracts	(32,925)	-
Net increase (decrease) in net assets resulting from operations	(4,348,041)	21,372,081

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,366,763)	(1,337,918)
Net decrease in net assets from distributions to shareholders	(1,366,763)	(1,337,918)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,617,212	9,062,354
Payments for shares redeemed	(766,572)	(36,149,959)
Net increase (decrease) in net assets from shares of beneficial interest	9,850,640	(27,087,605)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,135,836	(7,053,442)

Beginning of Year	66,651,787	73,705,229
End of Year	$70,787,623	$66,651,787

SHARE ACTIVITY
Shares Sold	1,050,000	1,025,000
Shares Redeemed	(75,000)	(4,175,000)
Net increase (decrease) in shares from beneficial interest outstanding	975,000	(3,150,000)

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period Presented

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2022	April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018 (a)

Net asset value, beginning of period	$10.33	$7.68	$10.25	$9.97	$10.00
Activity from investment operations:
Net investment income (b)	0.18	0.17	0.43	0.36	0.17
Net realized and unrealized gain (loss) on investments	(0.79)	2.64	(2.56)	0.05	(0.02)
Total from investment operations	(0.61)	2.81	(2.13)	0.41	0.15
Less distributions from:
Net investment income	(0.19)	(0.16)	(0.37)	(0.13)	(0.18)
Return of capital	-	-	(0.07)	-	-
Total distributions	(0.19)	(0.16)	(0.44)	(0.13)	(0.18)
Net asset value, end of period	$9.53	$10.33	$7.68	$10.25	$9.97
Market price, end of period	$9.57	$10.32	$7.70	$10.23	$9.97
Total return (c)(d)	(5.90)%	37.05%	(21.60)%	6.30%	0.96	%(j)(k)
Market Price Total return	(5.41)%	36.57%	(21.24)%	6.07%	0.86	%(j)
Net assets, end of period (000s)	$70,788	$66,652	$73,705	$50,219	$25,422
Ratio of gross expenses to average net assets (e)(f)	1.09%	1.08%	1.11%	1.35%	2.13	%(l)
Ratio of net expenses to average net assets (f)(g)	1.09%	1.08%	1.26%	1.30%	1.30	%(l)
Ratio of net investment income to average net assets (h)	1.78%	1.93%	4.44%	3.64%	2.83	%(l)
Portfolio Turnover Rate (i)	58%	44%	109%	50%	0	%(j)

(a)	The Anfield Capital Diversified Alternatives ETF shares commenced operations on September 28, 2017.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Adviser.

(f)	Does not include the expenses of other investment companies in which the fund invests.

(g)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements/recapture by the Advisor.

(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(j)	Not annualized.

(k)

Represents total return based on net asset values per share from commencement of investment operations on September 28, 2017 through April 30, 2018. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS (Better Alternative Trading System) on September 29, 2017 through April 30, 2018 was 0.96%.

(l)	Annualized.

See accompanying notes to financial statements.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2022

(1)	ORGANIZATION

The Anfield Diversified Alternatives ETF (the “Fund”), formerly known as Anfield Capital Diversified Alternatives ETF, is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 28, 2017. The Fund is an actively managed exchange traded fund (“ETF”) that is a fund of funds. The Fund’s investment objective is to seek to provide capital growth and income. It seeks to achieve its investment objective by investing primarily in alternative asset classes and securities that represent sectors, market segments or asset classes that do not represent the general investment universe.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time. Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, closed-ended funds, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$11,151,985	$-	$-	$11,151,985
Common Stocks	9,827,740	-	-	9,827,740
Exchange-Traded Funds	47,178,189	-	-	47,178,189
Total	$68,157,914	$-	$-	$68,157,914

Liabilities*	Level 1	Level 2	Level 3	Total
Futures contracts**	$32,925	$-	$-	$32,925

The Fund did not hold any Level 3 securities during the year.

*	Refer to the Schedule of Investments for portfolio composition.
**	Represents the net unrealized appreciation (depreciation) of futures contracts.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Impact of Derivatives on the Statements of Operations

The derivative instruments outstanding as of April 30, 2022 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of April 30, 2022:

Asset Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Equity Risk	Net unrealized depreciation on futures contracts	$ 32,925

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of

April 30, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Futures Contracts	Net realized gain from futures contracts Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s realized loss and unrealized depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended April 30, 2022:

Realized gain on derivatives recognized in the Statements of Operations

Derivative Investment Type	Equity Risk	Total for the Year Ended April 30, 2022
Futures contracts	$115,284	$115,284

Net change in unrealized depreciation on derivatives recognized in the Statements of Operations
Derivative Investment Type	Equity Risk	Total for the Year Ended April 30, 2022
Futures contracts	$(32,925)	$(32,925)

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended 2019 to 2021 or expected to be taken in the Fund’s April 30, 2022, year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the year ended April 30, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding inkind transactions and short-term investments) for the Fund amounted to $39,177,515 and $38,360,698, respectively. For the year ended April 30, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $10,616,091 and $769,815, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the year ended April 30, 2022, the Fund incurred Advisory Fees of $554,335.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub- Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub- Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2022 to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recapture from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved without exceeding the lower of the foregoing expense limits as well as any expense limitation that was in place at the time the waiver or reimbursement was made. The expense limit in effect prior to its expiration on August 31, 2021 was 1.30%.

No fees were waived for the year ended April 30, 2022.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $64,859,475 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$6,140,334
Gross unrealized depreciation:	(2,841,895)
Net unrealized appreciation:	$3,298,439

The tax character of Fund distributions paid for the fiscal years ended April 30, 2022, and April 30, 2021, was as follows:

	Fiscal Year Ended April 30, 2022	Fiscal Year Ended April 30, 2021
Ordinary Income	$1,329,673	$1,337,918
Long-Term Capital Gain	-	-
Return of Capital	37,090	-
	$1,366,763	$1,337,918

As of April 30, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$-	$-	$-	$(10,653,783)	$-	$3,298,439	$(7,355,344)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for the mark-to-market on open Section 1256 futures contracts and C-Corporation return of capital distributions.

At April 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Short-Term	Long-Term	Total
$9,507,347	$1,146,436	$10,653,783

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions and distributions in excess resulted in reclassification for the Fund for the fiscal year ended April 30, 2022, as follows:

Paid
In	Accumulated
Capital	Loss
$107,583	$(107,583)

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. For purposes of GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

* The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include, but are not limited to: authorized participant concentration risk, BDC risk, closed end fund risk, commodity risk, common stock risk, convertible securities risk, cybersecurity risk, derivatives risk, emerging markets risk, energy risks, ETF structure risk, financial sector risk, fixed income securities risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, forward and futures risk, gap risk, investment companies and ETF risk, leveraging risk, liquidity risk, management risk, newly-formed company risk, options risk, portfolio turnover risk, preferred stock risk, regulatory risk, REITs risk, small and medium capitalization stock risk, underlying fund risk and volatility risk.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Investment Companies and ETFs Risks - When the Fund invests in other investment companies, including ETFs and closed-end funds, it will bear additional expenses based on its pro rata share of other investment company's or ETF' s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund will also incur brokerage costs when it purchases and sells ETFs.

Underlying Fund Risk – The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the investment companies including ETFs and closed-end funds (“Underlying Funds”) in which the Fund invests. In addition, the Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Sub-Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund. Closed-end funds may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Fund.

Business Development Companies (“BDC”) Risk - BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to high failure rates among the companies in which they invest and federal securities laws impose restraints upon the organization and operations of BDCs that can limit or negatively impact the performance of a BDC.

Sector Risk - The risk that if the Fund (or an underlying fund) invests a significant portion of its total assets in certain issuers within the same economic sector (such as retail and healthcare), an adverse economic, business or political development affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

REITs Risk - There is risk that investments in real estate investment trusts (REITs) will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities market. The value of the Fund’s investments in REIT’s may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Common Stock Risk - The stock (i.e., equity) market can be volatile. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Fixed Income Securities Risk - Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Derivatives Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested.

ETF Structure Risks - The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Forward and Futures Risk - The Fund’s investments in forwards and futures through its underlying investments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in forwards and futures involve leverage, which means a small percentage of assets invested in forwards and futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Forward and futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of forward and futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

Fluctuation of Net Asset Value Risk - The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk - Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

(8)	NEW REGULATORY UPDATE

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

Anfield Diversified Alternatives ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Diversified Alternatives ETF

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)

April 30, 2022

On April 5, 2022, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the “Trust” or “registrant”), selected and appointed and recommended Deloitte & Touche LLP (“Deloitte”) as the Fund’s independent registered public accounting firm for the fiscal year ending April 30, 2022, in replacement of RSM US LLP (“RSM”) which served previously as the independent registered public accounting firm for the Fund.

RSM reports on the Fund’s financial statements for either of the past two fiscal years, did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years of the Fund ended April 30, 2020 and April 30, 2021 and the subsequent interim period through April 5, 2022, (i) there were no disagreements between the Fund and RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of RSM, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period and (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the fiscal years of the Fund ended April 30, 2020 and April 30, 2021, and during the subsequent interim period prior to appointing Deloitte, neither the registrant, nor anyone acting on its behalf, consulted with Deloitte on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Anfield Diversified Alternatives ETF, one of the funds constituting the Two Roads Shared Trust (the “Fund”), as of April 30, 2022, the related statements of operations, changes in net assets and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended April 30, 2021 and the financial highlights for each of the three years in the period ended April 30, 2021 and for the period from September 28, 2017 (commencement of operations) through April 30, 2018, were audited by other auditors whose report, dated June 29, 2021, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

June 29, 2022

We have served as the auditor of one or more Regents Park Funds, LLC investment companies since 2022.

Anfield Capital Diversified Alternatives ETF

ADDITIONAL INFORMATION (Unaudited)

April 30, 2022

Approval of Advisory Agreement

Regents Park Funds, LLC and Anfield Capital Management, LLC for the Anfield Diversified Alternatives ETF

At a meeting held on March 8-9, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of Anfield Diversified Alternatives ETF (the “Anfield ETF” or the “Fund”) and the renewal of the sub-advisory agreement (the “Sub- Advisory Agreement” and with the Advisory Agreement, the “Agreements”) among Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”), Regents Park, and the Trust, on behalf of the Fund.

In connection with the Board’s consideration of the Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Funds by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s’ advisory fee and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser and the Sub-Adviser. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser and the Sub-Adviser, including quarterly performance reports prepared by management. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park (the “Adviser”) related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Regents Park; information regarding risk management processes and liquidity management; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Regents Park’s compliance resources and practices; information regarding Regents Park’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record, fees and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge. The Board also noted that on a regular basis it received and reviewed information from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered the Adviser’s policies and procedures relating to business continuity and cybersecurity, including the review and evaluation of the Trust’s CCO of these policies and procedures.

Anfield Capital Diversified Alternatives ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

April 30, 2022

The Board took into account that both Regents Park and Anfield are affiliates under common control and share many, but not all, key personnel with each other, and considered the expansion in staffing of the Adviser in key areas. The Board considered the differing functions of each firm with respect to managing either operations and/or portfolio management for the Fund, any potential conflicts of interest for the Fund that the arrangement served, and the Adviser’s mitigation of such conflicts. The Board noted no significant disruption or impact to services to the Adviser as a result of the COVID-19 pandemic and that the Adviser had continued to provide the same level, quality and extent of services to the Fund. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund.

The Board considered Regents Park’s role as the investment adviser to the Anfield ETF and Regents Park’s retention of a sub-adviser to manage day-to–day investment decisions of the Fund. The Board considered the oversight and supervisory role performed by Regents Park for the Fund, and noted that Regents Park generally provided management and operated a Sub-Adviser Oversight Committee to accomplish services to the Fund, including overall management of the Fund’s business and expenses; design, including competitor analysis and fee determination; and compliance and operational support. The Board considered that Regents Park received daily reports from the Sub- Adviser in connection with its oversight of the Sub-Adviser. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of the Fund and of other funds in the Trust advised by Regents Park, as well as the affiliation between Regents Park and Anfield and any potential conflicts of interest with the Sub-Adviser.

In considering the nature, extent, and quality of the services provided by Regents Park, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Regents Park’s management and the quality of the performance of its duties. The Board concluded that the management of Regents Park had the skills, experience and sophistication necessary to effectively oversee the Sub- Adviser and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality and extent of the services provided by Regents Park were satisfactory and reliable.

The Board reviewed materials provided by Anfield (the “Sub-Adviser”) related to the Sub-Advisory Agreement with the Trust with respect to the Anfield ETF, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Anfield ETF and their background and experience; a summary of the financial condition of the Sub-Adviser; a written report containing the Sub-Adviser’s performance commentaries for the prior quarterly period; the Sub- Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies, a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record of the Anfield ETF and the fees and expenses of the Anfield ETF as compared to other mutual funds with similar investment strategies, as applicable.

In considering the nature, extent, and quality of the services provided by Anfield in its capacity as a sub- adviser, the Board also took into account its knowledge of Anfield’s management and the quality of the performance of its duties as adviser and as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board reviewed the background information on Anfield’s key personnel, taking into consideration their education, financial industry experience, and fixed income experience. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement with respect to the Anfield ETF and that the nature, overall quality and extent of the services provided by Anfield were satisfactory and reliable.

Anfield Capital Diversified Alternatives ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

April 30, 2022

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a broad-based index and against a group of peer funds provided by Broadridge, an independent third-party data provider (the “Peer Group”). The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including in particular that data may vary depending on the selected end date and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to its Peer Group.

The Board also took into account management’s discussion of the performance of the Anfield ETF, including the quarterly written reports containing the Adviser’s and Sub-Adviser’s respective performance commentaries. The Board also noted that each of the Adviser and Sub-Adviser was actively monitoring the performance of the Fund.

With respect to the Anfield Diversified Alternatives ETF, the Board considered that Anfield is responsible for the day-to-day management of the Fund’s investment portfolio. Among other data, the Board considered that the Fund underperformed for the one-year, three-year, and since inception periods ended January 31, 2022, as compared to the Peer Group median and the Morningstar category (World Allocation) median. The Board also considered that the Fund outperformed its benchmark index for all three periods. The Board took into account the Adviser’s discussion of the Fund’s performance and the factors contributing to the relative underperformance, including the impact of more recent market conditions in January 2022, as well as steps taken to address underperformance. The Board noted that Fund returns may fluctuate relative to certain market conditions and the Adviser continues to show the ability to generate positive returns to shareholders. The Board concluded that the overall performance of the Anfield Diversified Alternatives ETF was being appropriately monitored and/or addressed.

Fees and Expenses. Regarding the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s advisory fee and operating expenses compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies of the Fund relative to its Peer Group, as well as the level, quality and nature of the services provided by the Adviser and Sub-Adviser with respect to the Fund.

The Board noted that, with respect to the Anfield Diversified Alternatives ETF, Regents Park’s advisory fee was lower than the median of the Peer Group, but higher than the Morningstar category median. The Board also noted that the Fund’s gross expense ratio was below the median of its Peer Group. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 1.50% of the Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) and that at present the Fund’s gross expenses of 1.07% were below its expense limitation.

With respect to the sub-advisory fees relating to the Fund, the Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a portion of its advisory fee to the Sub-Adviser. The Board also took into account the amount of the advisory fee to be retained by Regents Park and the services to be provided with respect to the Fund by the Adviser and the Sub-Adviser. In considering the level of the Fund’s advisory and sub-advisory fee, the Board also took into account the fees charged by the Adviser and Sub-Adviser to other accounts managed with a similar investment strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts. The Board also noted any reimbursement of Fund expenses by the Sub-Adviser.

Based on the factors above, the Board concluded that the advisory fee and sub-advisory fee of the Fund was not unreasonable.

Anfield Capital Diversified Alternatives ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

April 30, 2022

Profitability. The Board considered the profitability of each of Regents Park and Anfield and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Regents Park and Anfield based on the Fund’s asset levels and considered the total profits of each of the Adviser and the Sub-Adviser, respectively, from its relationship with the Fund. The Board concluded that each of Regents Park and Anfield’s profitability from its respective relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether any of Regents Park or Anfield would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund. The Board considered the profitability analyses included in the Board Materials and noted that expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Anfield from its respective association with the Fund. The Board noted that neither of Regents Park or Anfield believed it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, other than certain reputational benefits which may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement and Sub-Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Anfield Diversified Alternatives ETF

EXPENSE EXAMPLES (Unaudited)

April 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from November 1, 2021 to April 30, 2022 (the ‘‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period 11/1/21 – 4/30/22*	Expense Ratio During the Period 11/1/21 – 4/30/22
	$1,000.00	$901.30	$5.14	1.09%

Hypothetical (5% return before expenses)	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period 11/1/21 – 4/30/22*	Expense Ratio During the Period 11/1/21 – 4/30/22
	$1,000.00	$1,019.39	$5.46	1.09%

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Anfield Capital Diversified Alternatives ETF

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2022

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	8

Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); iCapital KKR Private Markets Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018)

Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	8

Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iCapital KKR Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)

Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman, McGowan PLLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara &	8	iCapital KKR Private Markets Fund (since 2014)

04/30/22 – Two Roads v1

Anfield Capital Diversified Alternatives ETF

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2022

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
			Wolf, LLP (legal services)(2010-2016)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	8	iCapital KKR Private Markets Fund (since 2014); Centerstone Investors Trust (2016-2021)

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Ultimus Fund Solutions LLC	N/A	N/A

Anfield Capital Diversified Alternatives ETF

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2022

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Ultimus Fund Solutions LLC (since 2015); Assistant Vice President, Ultimus Fund Solutions LLC (2011-2014)	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013

Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (since February 2020); Senior Vice President Legal Administration, Ultimus Fund Solutions LLC (April 2017 to February 2020); Vice President and Counsel (April 2016 – 2017) and AVP and Staff Attorney

(September 2012 – March 2016).

			N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

* * Information is as of April 30, 2022.

** As of April 30, 2022, the Trust was comprised of 25 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for Anfield Dynamic Fixed Income ETF, Anfield Universal Fixed Income ETF, Anfield U.S. Equity Sector Rotation ETF, APEX HealthCare ETF and Regents Park Hedged Market Strategy ETF, each of which are advised by Regents and sub-advised by the Fund’s Sub-Adviser; Anfield Universal Fixed Income Fund, which is advised by the Fund’s Sub-Adviser and Affinity World Leaders Equity ETF, which is advised by Regents.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-866-4848.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information.

Please read this notice carefully to understand what we do.

What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

●     Social Security number and income

●     Account transactions and transaction history

●     Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share
Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or give us contact information

●     provide account information or give us your income information

●     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. ● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser

Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

ADLT-AR22

(b)        Not applicable

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Trust Series	2022	2021
Anfield Capital Diversified Alternatives ETF	$15,000	$17,000

(b)	Audit-Related Fees – None
(c)	Tax Fees

Trust Series	2022	2021
Anfield Capital Diversified Alternatives ETF	$4,400	$3,500

(d)	All Other Fees – None
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2022 and 2021 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)       Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

ITEM 6. INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer,
Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer,
Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer
Date: July 8, 2022